Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and securities held in Trust Account	$276,119,979	$276,119,979	$—	$—

	$276,119,979	$276,119,979	$—	$—

Liabilities:
Warrant liability — Private Placement Warrants	$5,044,441	$—	$—	$5,044,441

	$5,044,441	$—	$—	$5,044,441

Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2021 were as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Money Market	$979	$—	$—	$979
U.S. Treasury Securities	276,114,465	4,535	—	276,119,000

	$276,115,444	$—	$—	$276,119,979

Schedule of Key Inputs into Monte Carlo Simulation Model for Warrants
The key inputs into the Monte Carlo simulation model for the Warrants were as follows at December 23, 2021:

Input	December 23, 2021
Expected term (years)	5.43
Expected volatility	13.20%
Risk-free interest rate	1.21%
Stock price	$9.88
Dividend yield	0.00%
Exercise price	$11.50
The key inputs into the Monte Carlo simulation model for the Warrants were as follows at December 31, 2021:

Input	December 31, 2021
Expected term (years)	5.40
Expected volatility	11.70%
Risk-free interest rate	1.20%
Stock price	$9.90
Dividend yield	0.00%
Exercise price	$11.50

Summary of Changes in Fair Value
The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the year ended December 31, 2021:

Warrant Liability
Fair value as of December 31, 2020	$—
Initial fair value of warrant liability upon modification	6,000,476
Change in fair value	(956,035)

Fair value as of December 31, 2021	$5,044,441